UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

Cash Management Fund Institutional

Cash Management Fund Institutional (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2009, the Fund owned approximately 8% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 6.4%
Bank of America NA, 3.7%, 4/3/2009	25,000,000	24,994,861
Bank of Nova Scotia, 0.7%, 4/23/2009	20,000,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.05%, 5/14/2009	75,000,000	75,000,000
BNP Paribas:
0.81%, 4/27/2009	45,000,000	45,000,000
1.0%, 5/26/2009	68,000,000	68,000,000
1.0%, 8/10/2009	150,000,000	150,000,000
DnB NOR Bank ASA, 0.9%, 4/28/2009	50,000,000	50,000,000
Mizuho Corporate Bank Ltd., 1.0%, 6/10/2009	100,000,000	100,000,000
Nordea Bank Finland PLC:

0.91%, 5/4/2009	120,000,000	120,001,097
2.51%, 6/5/2009	98,000,000	98,027,845
Rabobank Nederland NV, 0.72%, 5/29/2009	270,500,000	270,500,000
Societe Generale, 0.97%, 4/27/2009	109,400,000	109,400,000
Toronto-Dominion Bank:
1.15%, 8/17/2009	69,000,000	69,013,139
2.0%, 5/12/2009	100,000,000	100,000,000
Westpac Banking Corp.:
0.8%, 7/13/2009	175,000,000	175,004,987
1.2%, 4/13/2009	270,000,000	270,000,000

Total Certificates of Deposit and Bank Notes (Cost $1,744,941,929)		1,744,941,929
Commercial Paper 49.0%
Issued at Discount** 49.0%
Alcon Capital Corp., 2.5%, 5/8/2009	50,000,000	49,871,528
Alpine Securitization, 144A, 0.72%, 4/7/2009	260,700,000	260,668,716
Antalis US Funding Corp.:
144A, 0.65%, 4/21/2009	4,000,000	3,998,556
144A, 0.85%, 4/9/2009	15,000,000	14,997,167
144A, 0.95%, 4/27/2009	50,000,000	49,965,694
144A, 0.95%, 5/12/2009	45,000,000	44,951,313
144A, 0.951%, 4/27/2009	41,000,000	40,971,869
144A, 1.1%, 5/27/2009	50,000,000	49,914,444
144A, 1.1%, 6/12/2009	40,000,000	39,912,000
Apreco LLC, 144A, 0.67%, 4/9/2009	100,000,000	99,985,111
Atlantic Asset Securitization LLC, 144A, 0.3%, 4/2/2009	83,876,000	83,875,301
BP Capital Markets PLC:
0.41%, 7/8/2009	75,000,000	74,916,292
0.76%, 10/13/2009	72,800,000	72,503,123
1.0%, 10/22/2009	77,100,000	76,759,218
Caisse D'Amortissement de la Dette Sociale:
0.5%, 4/30/2009	70,000,000	69,971,806
0.65%, 4/3/2009	100,200,000	100,196,382
0.65%, 7/13/2009	56,000,000	55,895,856
0.7%, 7/8/2009	85,000,000	84,838,028
0.82%, 8/27/2009	84,000,000	83,716,827
1.05%, 9/9/2009	150,000,000	149,295,625

Cancara Asset Securitisation LLC:
144A, 0.59%, 4/2/2009	93,500,000	93,498,468
144A, 0.6%, 4/7/2009	65,000,000	64,993,500
144A, 0.6%, 4/14/2009	135,000,000	134,970,750
144A, 0.6%, 4/15/2009	100,000,000	99,976,667
144A, 1.06%, 4/9/2009	100,000,000	99,986,667
Citibank Credit Card Issuance Trust, 144A, 0.6%, 4/6/2009	345,000,000	344,971,250
Citibank Omni Master Trust, 144A, 0.7%, 4/6/2009	30,000,000	29,997,083
Coca-Cola Co.:
0.52%, 7/6/2009	84,700,000	84,582,549
0.575%, 7/7/2009	75,000,000	74,883,802
0.65%, 8/12/2009	30,500,000	30,426,758
Colgate Palmolive Co.:
0.17%, 4/7/2009	11,400,000	11,399,677
0.18%, 4/3/2009	50,000,000	49,999,500
Eli Lilly & Co., 0.75%, 10/5/2009	100,000,000	99,610,417
European Investment Bank, 0.85%, 6/11/2009	320,000,000	319,463,556
General Electric Capital Corp.:

1.2%, 8/31/2009	200,000,000	198,986,667
3.35%, 4/20/2009	225,000,000	224,602,187
Gotham Funding Corp.:
144A, 0.69%, 5/6/2009	125,000,000	124,916,146
144A, 0.77%, 6/15/2009	45,754,000	45,680,603
144A, 0.78%, 6/4/2009	51,000,000	50,929,280
144A, 0.785%, 6/11/2009	145,755,000	145,529,343
144A, 0.79%, 6/9/2009	131,482,000	131,282,914
144A, 0.8%, 5/22/2009	40,000,000	39,954,667
144A, 0.82%, 6/1/2009	16,513,000	16,490,056
Government of Canada:
0.5%, 7/7/2009	32,670,000	32,625,986
0.5%, 7/8/2009	39,500,000	39,446,236
0.85%, 11/19/2009	146,500,000	145,697,506
0.9%, 11/30/2009	86,250,000	85,726,031
Hewlett-Packard Co.:
0.48%, 6/3/2009	30,200,000	30,174,632
0.5%, 5/14/2009	127,000,000	126,924,153
ING (US) Funding LLC:
0.44%, 4/20/2009	63,622,000	63,607,226
0.44%, 4/24/2009	27,000,000	26,992,410
0.47%, 4/15/2009	75,000,000	74,986,292
0.75%, 5/19/2009	60,000,000	59,940,000
0.76%, 4/27/2009	50,000,000	49,972,556
0.94%, 5/11/2009	75,000,000	74,921,667
Johnson & Johnson:
144A, 0.12%, 4/9/2009	100,000,000	99,997,333
0.22%, 5/22/2009	130,000,000	129,959,483
144A, 0.25%, 4/27/2009	25,000,000	24,995,486
144A, 0.3%, 5/18/2009	40,000,000	39,984,333
0.3%, 7/22/2009	84,100,000	84,021,507
0.35%, 7/29/2009	150,000,000	149,826,458
0.37%, 7/27/2009	100,000,000	99,879,750
0.45%, 8/3/2009	100,000,000	99,845,000
144A, 0.47%, 8/31/2009	150,000,000	149,702,333
144A, 0.5%, 8/24/2009	50,000,000	49,899,306
144A, 0.5%, 8/26/2009	100,000,000	99,795,833
Kingdom of Denmark:
0.35%, 5/5/2009	90,000,000	89,970,250
0.75%, 4/22/2009	131,000,000	130,942,687
0.77%, 4/24/2009	250,000,000	249,877,014
Kreditanstalt fuer Wiederaufbau:
144A, 0.23%, 4/16/2009	5,000,000	4,999,521
144A, 0.45%, 5/22/2009	70,000,000	69,955,375
144A, 0.48%, 5/5/2009	136,500,000	136,438,120
144A, 0.6%, 8/27/2009	100,000,000	99,753,333
144A, 0.75%, 9/3/2009	80,000,000	79,741,667
Liberty Street Funding LLC:
144A, 0.4%, 4/16/2009	30,000,000	29,995,000
144A, 0.43%, 4/27/2009	25,000,000	24,992,236
144A, 0.45%, 4/24/2009	45,000,000	44,987,062
144A, 0.45%, 5/12/2009	60,000,000	59,962,417
144A, 0.55%, 4/20/2009	140,000,000	139,959,361
144A, 0.55%, 4/21/2009	77,000,000	76,976,472
144A, 0.55%, 5/12/2009	75,000,000	74,953,021
144A, 0.63%, 4/24/2009	40,000,000	39,983,900

144A, 0.7%, 5/7/2009	40,000,000	39,972,000
144A, 0.75%, 5/15/2009	77,000,000	76,929,417
144A, 0.75%, 5/19/2009	30,500,000	30,469,500
LMA Americas LLC, 144A, 0.62%, 4/17/2009	96,500,000	96,473,409
Market Street Funding LLC, 144A, 0.8%, 5/13/2009	80,092,000	80,017,247
Microsoft Corp.:
0.15%, 4/21/2009	117,000,000	116,990,250
0.17%, 5/27/2009	4,000,000	3,998,942
0.18%, 6/11/2009	100,000,000	99,964,500
0.18%, 6/16/2009	25,000,000	24,990,500
0.25%, 4/14/2009	13,000,000	12,998,826
0.35%, 6/22/2009	15,000,000	14,988,042
0.38%, 8/6/2009	50,000,000	49,932,972
0.4%, 8/6/2009	50,000,000	49,929,444
Nestle Capital Corp., 2.5%, 5/5/2009	50,000,000	49,881,944
New York Life Capital Corp., 144A, 0.55%, 4/27/2009	25,000,000	24,990,069
Nieuw Amsterdam Receivables Corp.:
144A, 0.55%, 4/9/2009	5,000,000	4,999,389
144A, 0.55%, 4/21/2009	75,000,000	74,977,083
144A, 0.62%, 4/17/2009	234,000,000	233,935,520
Oesterreichische Kontrollbank AG:
0.32%, 5/11/2009	61,425,000	61,403,160
0.335%, 5/18/2009	84,750,000	84,712,934
Pepsico, Inc.:
0.17%, 4/13/2009	100,000,000	99,994,333
0.18%, 4/3/2009	50,000,000	49,999,500
0.18%, 4/6/2009	150,000,000	149,996,250
0.18%, 4/9/2009	35,000,000	34,998,600
Perry Global Funding LLC, 144A, 1.85%, 4/1/2009	15,810,000	15,810,000
Pfizer, Inc.:
0.225%, 5/6/2009	30,000,000	29,993,437
0.5%, 5/11/2009	50,000,000	49,972,222
1.15%, 4/6/2009	112,000,000	111,982,111
1.3%, 4/15/2009	290,000,000	289,853,389
Procter & Gamble Co., 0.25%, 4/9/2009	25,000,000	24,998,611
Procter & Gamble International Funding SCA:
0.23%, 4/22/2009	9,000,000	8,998,792
144A, 0.3%, 6/19/2009	25,000,000	24,983,542
144A, 0.32%, 5/19/2009	25,000,000	24,989,333
0.35%, 4/3/2009	100,000,000	99,998,056
144A, 0.36%, 6/19/2009	50,000,000	49,960,500
144A, 0.38%, 4/17/2009	50,000,000	49,991,556
144A, 0.45%, 6/29/2009	100,000,000	99,888,750
0.47%, 6/26/2009	25,000,000	24,971,931
144A, 0.55%, 6/29/2009	80,000,000	79,891,222
144A, 0.62%, 8/10/2009	100,000,000	99,774,389
144A, 0.62%, 8/11/2009	100,000,000	99,772,667
Rabobank USA Financial Corp., 0.74%, 7/15/2009	233,700,000	233,195,597
Roche Holdings, Inc.:
144A, 0.32%, 6/22/2009	94,500,000	94,431,120
144A, 0.35%, 6/17/2009	52,500,000	52,460,698
144A, 0.35%, 6/19/2009	100,000,000	99,923,194
Romulus Funding Corp., 144A, 0.7%, 4/1/2009	48,181,000	48,181,000
Sanpaolo IMI US Financial Co.:
0.7%, 4/6/2009	181,700,000	181,682,335
0.94%, 5/26/2009	200,000,000	199,712,778
Shell International Finance BV:

1.75%, 4/30/2009	113,000,000	112,840,701
2.1%, 5/1/2009	100,000,000	99,825,000
2.4%, 5/11/2009	62,000,000	61,834,667
Societe Generale North America, Inc.:
0.995%, 6/15/2009	13,500,000	13,472,016
1.0%, 6/15/2009	146,500,000	146,194,792
1.01%, 5/4/2009	181,600,000	181,431,869
Starbird Funding Corp.:
144A, 0.8%, 7/1/2009	50,000,000	49,898,889
144A, 0.82%, 6/30/2009	20,000,000	19,959,000
144A, 0.85%, 4/13/2009	80,000,000	79,977,333
144A, 1.0%, 6/22/2009	55,000,000	54,874,722
144A, 1.27%, 6/17/2009	43,000,000	42,883,195
144A, 1.3%, 5/15/2009	85,000,000	84,864,944
144A, 1.32%, 5/29/2009	60,000,000	59,872,400
144A, 1.35%, 6/17/2009	150,000,000	149,566,875
144A, 1.38%, 6/12/2009	70,000,000	69,806,800
144A, 1.4%, 6/3/2009	25,000,000	24,938,750
Tempo Finance Corp.:
144A, 0.5%, 4/6/2009	49,000,000	48,996,597
144A, 0.55%, 4/15/2009	100,000,000	99,978,611
Thunder Bay Funding LLC, 144A, 0.4%, 4/20/2009	50,000,000	49,989,444
Toronto-Dominion Holdings (USA), Inc., 0.15%, 4/27/2009	4,500,000	4,499,513
Total Capital SA, 144A, 0.34%, 4/3/2009	100,000,000	99,998,111
Toyota Motor Credit Corp.:
2.1%, 4/1/2009	210,000,000	210,000,000
2.1%, 4/2/2009	250,000,000	249,985,417
United Parcel Service, Inc.:
144A, 0.26%, 4/1/2009	10,000,000	10,000,000
144A, 0.28%, 6/1/2009	50,000,000	49,976,278
144A, 0.3%, 6/1/2009	50,000,000	49,974,583
144A, 0.31%, 7/1/2009	50,000,000	49,960,819
144A, 0.41%, 7/28/2009	100,000,000	99,865,611
Victory Receivables Corp.:
144A, 0.5%, 4/21/2009	40,000,000	39,988,889
144A, 0.7%, 4/23/2009	39,063,000	39,046,290
144A, 0.78%, 6/11/2009	98,000,000	97,849,243
144A, 0.8%, 5/22/2009	103,312,000	103,195,763

Total Commercial Paper (Cost $13,435,254,499)		13,435,254,499
Government & Agency Obligations 14.5%
US Government Sponsored Agencies 5.0%
Federal Home Loan Bank:
0.15% **, 4/6/2009	4,546,000	4,545,886
0.38% *, 10/15/2009	100,000,000	100,000,000
0.417% **, 8/5/2009	8,764,000	8,751,117
0.84% *, 3/11/2010	350,000,000	349,971,672
2.2%, 4/1/2009	20,000,000	20,000,000
2.61%, 6/3/2009	30,000,000	30,000,000
Federal Home Loan Mortgage Corp.:
0.546% **, 8/3/2009	365,000,000	364,308,528
0.597% **, 9/28/2009	100,000,000	99,700,000
1.087% *, 9/25/2009	115,480,000	115,642,349
Federal National Mortgage Association:
0.145% **, 4/29/2009	2,893,000	2,892,663
0.495% **, 7/1/2009	190,700,000	190,458,976

0.496% **, 7/20/2009	60,000,000	59,908,333
0.687% **, 12/4/2009	19,545,000	19,452,471

		1,365,631,995
US Treasury Obligations** 9.5%
US Treasury Bills:
0.1%, 6/11/2009	4,776,000	4,775,058
0.145%, 6/18/2009	2,411,000	2,410,243
0.185%, 6/18/2009	14,868,000	14,862,040
0.19%, 4/16/2009	29,746,000	29,743,645
0.2%, 6/11/2009	72,500,000	72,471,403
0.22%, 6/25/2009	3,371,000	3,369,249
0.245%, 4/30/2009	92,770,000	92,751,691
0.275%, 7/16/2009	14,500,000	14,488,259
0.29%, 5/28/2009	15,780,000	15,772,754
0.3%, 7/23/2009	481,575,000	481,121,517
0.345%, 7/30/2009	194,550,000	194,326,268
0.4%, 8/6/2009	150,000,000	149,788,333
0.435%, 9/10/2009	44,990,000	44,901,932
0.445%, 8/6/2009	5,453,000	5,444,440
0.46%, 8/27/2009	113,650,000	113,435,075
0.48%, 1/14/2010	250,000,000	249,040,000
0.5%, 1/14/2010	200,000,000	199,200,000
0.605%, 11/19/2009	300,000,000	298,830,333
0.645%, 5/15/2009	10,400,000	10,391,801
0.675%, 3/11/2010	32,257,000	32,048,942
0.69%, 2/11/2010	300,000,000	298,183,000
0.7%, 3/11/2010	130,000,000	129,130,445
0.705%, 12/17/2009	150,000,000	149,236,250

		2,605,722,678

Total Government & Agency Obligations (Cost $3,971,354,673)		3,971,354,673
Short Term Notes* 9.6%
Abbey National Treasury Services PLC, 0.941%, 4/24/2009	125,500,000	125,500,000
Australia & New Zealand Banking Group Ltd.:
144A, 1.491%, 7/2/2009	116,900,000	116,898,705
144A, 1.512%, 7/10/2009	96,000,000	96,000,000
BNP Paribas, 1.441%, 5/13/2009	84,100,000	84,100,000
Credit Agricole SA, 144A, 1.476%, 7/22/2009	296,500,000	296,500,000
General Electric Capital Corp., 0.561%, 9/24/2009	135,000,000	135,000,000
Inter-American Development Bank, 1.203%, 2/19/2010	302,300,000	302,300,000
International Bank for Reconstruction & Development, 1.124%, 2/1/2010	221,000,000	221,000,000
Intesa Sanpaolo SpA, 1.056%, 5/13/2009	125,000,000	125,000,000
Kreditanstalt fuer Wiederaufbau, 1.182%, 1/21/2010	260,000,000	260,000,000
Metropolitan Life Global Funding I:
1.635%, 4/13/2009	35,000,000	35,000,000
144A, 1.647%, 5/11/2009	66,500,000	66,500,000
National Australia Bank Ltd., 1.631%, 4/7/2009	125,750,000	125,750,000
Natixis, 1.542%, 4/6/2009	268,500,000	268,500,000
Procter & Gamble International Funding SCA, 1.422%, 7/6/2009	15,000,000	14,999,873
Rabobank Nederland NV, 144A, 1.431%, 10/9/2009	179,250,000	179,250,000
Royal Bank of Canada, 144A, 0.956%, 7/15/2009	171,500,000	171,500,115
Svenska Handelsbanken AB, 144A, 1.509%, 5/26/2009	25,000,000	25,000,000

Total Short Term Notes (Cost $2,648,798,693)		2,648,798,693

Time Deposits 13.1%
ABN AMRO Bank NV, 0.05%, 4/1/2009	180,000,000	180,000,000
Bank of the West, 0.031%, 4/1/2009	270,000,000	270,000,000
Caixa Geral de Depositos SA, 0.25%, 4/1/2009	190,000,000	190,000,000
Calyon, 0.2%, 4/1/2009	500,000,000	500,000,000
Citibank NA, 0.3%, 4/1/2009	500,000,000	500,000,000
KBC Bank NV, 0.15%, 4/1/2009	1,050,000,000	1,050,000,000
Lloyds TSB Bank PLC, 0.33%, 4/1/2009	600,000,000	600,000,000
Nordea Bank Finland PLC, 0.2%, 4/1/2009	240,000,000	240,000,000
Societe Generale, 0.25%, 4/1/2009	71,624,000	71,624,000

Total Time Deposits (Cost $3,601,624,000)		3,601,624,000
Supranational 0.3%
African Development Bank, Series 272, 3.75%, 1/15/2010	13,000,000	13,208,453
International Bank for Reconstruction & Development, 0.42%, 6/1/2009	69,650,000	69,600,433

Total Supranational (Cost $82,808,886)		82,808,886
Municipal Bonds and Notes 0.7%
City of Salem, Oregon:
3.25%, 4/1/2009	43,500,000	43,500,000
3.25%, 4/1/2009	46,500,000	46,500,000
Connecticut, State Health & Educational Revenue, Yale University, 0.72%, 7/8/2009	20,000,000	19,960,800
New York, NY, General Obligation, Series J14, 1.1% ***, 8/1/2019	41,855,000	41,855,000
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.55% ***, 6/15/2025, TD Bank NA (a)	8,000,000	8,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 1.0% ***, 3/1/2033	36,650,000	36,650,000

Total Municipal Bonds and Notes (Cost $196,465,800)		196,465,800
Repurchase Agreements 6.4%
BNP Paribas, 0.2%, dated 3/31/2009, to be repurchased at $630,628,503 on 4/1/2009 (b)	630,625,000	630,625,000
JPMorgan Securities, Inc., 0.15%, dated 3/31/2009, to be repurchased at $92,685,917 on 4/1/2009 (c)	92,685,531	92,685,531
The Goldman Sachs & Co., 0.02%, dated 3/31/2009 to be repurchased at $1,026,000,570 on 4/1/2009 (d)	1,026,000,000	1,026,000,000

Total Repurchase Agreements (Cost $1,749,310,531)		1,749,310,531
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $27,430,559,011) †	100.0	27,430,559,011
Other Assets and Liabilities, Net	0.0	9,597,754

Net Assets	100.0	27,440,156,765

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2009.

**		Annualized yield at time of purchase; not a coupon rate.
***

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2009.

†		The cost for federal income tax purposes was $27,430,559,011.
(a)		Security incorporates a letter of credit from the bank listed.

(b)	Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
40,629,419	Federal Home Loan Mortgage Corp.	5.5	7/1/2037	42,414,608
580,269,620	Federal National Mortgage Association	4.0-6.5	2/1/2018-5/1/2038	607,129,142
Total Collateral Value				$649,543,750
(c)		Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
96,640,000	US Treasury STRIPS	Zero Coupon	5/15/2009-8/15/2016	94,470,288
65,000	US Treasury Inflation-Indexed Bond	2.0	1/15/2026	69,100
Total Collateral Value				$94,539,388
(d)		Collateralized by $914,753,800 US Treasury Inflation-Indexed Notes, 2.0-3.0, maturing on 4/15/2012-7/15/2012 with a value of $1,047,926,433.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	27,430,559,011
Level 3	-
Total	$ 27,430,559,011

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Cash Management Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009